DERIVATIVES	12 Months Ended
Dec. 31, 2016
DERIVATIVES [Abstract]
DERIVATIVES
11.	DERIVATIVES

Derivatives are used by the Company to manage its exposure to interest rate fluctuations. The Company uses interest rate swap contracts to hedge variable interest payments due on loans associated with aircraft with fixed rate rentals. As of December 31, 2016, the Company had $0.9 billion of floating rate debt associated with aircraft with fixed rate rentals.

Interest rate swap contracts allow the Company to pay fixed interest rates and receive variable interest rates with the swap counterparty based on either the one-month or three-month LIBOR applied to the notional amounts over the life of the contracts. As of December 31, 2016 and 2015, the Company had interest rate swap contracts with notional amounts aggregating $0.8 billion and $1.0 billion, respectively. The unrealized fair value gain on the interest rate swap contracts, reflected as derivative assets, was $1.9 million and $0.2 million as of December 31, 2016 and 2015, respectively. The unrealized fair value loss on the interest rate swap contracts, reflected as derivative liabilities, was $13.3 million and $19.3 million as of December 31, 2016 and 2015, respectively.

The Company determines the fair value of derivative instruments using a discounted cash flow model. The model incorporates an assessment of the risk of non-performance by the swap counterparty in valuing derivative assets and an evaluation of the Company’s credit risk in valuing derivative liabilities.

The Company considers in its assessment of non-performance risk, if applicable, netting arrangements under master netting agreements, any collateral requirement, and the derivative payment priority in the Company’s debt agreements. The valuation model uses various inputs including contractual terms, interest rate curves, credit spreads and measures of volatility.

Designated Derivatives

Certain of the Company’s interest rate derivatives have been designated as cash flow hedges. The effective portion of changes in fair value of these derivatives are recorded as a component of accumulated other comprehensive income, net of a provision for income taxes. Changes in the fair value of these derivatives are subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings.

As of December 31, 2016, the Company had the following designated derivative instruments classified as derivative assets on the balance sheet (dollars in thousands):

Type	Quantity	Maturity Dates	Hedge Interest Rates	Swap Contract Notional Amount	Fair Value of Derivative Asset	Credit Risk Adjustment	Adjusted Fair Value of Derivative Asset	Gain Recognized in Accumulated Comprehensive Loss	Loss Recognized into Earnings
Interest rate swap contracts	6	11/14/2018-2/15/22	0.90% - 1.18%	$127,411	$1,956	$(32)	$1,924	$1,463	$252
Accrued interest				—	(19)	—	(19)	—	—
Total – designated derivative assets	6			$127,411	$1,937	$(32)	$1,905	$1,463	$252

As of December 31, 2016, the Company had the following designated derivative instruments classified as derivative liabilities on the balance sheet (dollars in thousands):

Type	Quantity	Maturity Dates	Hedge Interest Rates	Swap Contract Notional Amount	Fair Value of Derivative Liability	Credit Risk Adjustment	Adjusted Fair Value of Derivative Liability	Loss Recognized in Accumulated Comprehensive Loss	Loss Recognized into Earnings
Interest rate swap contracts	10	2/9/18-9/27/25	1.69% - 6.22%	$350,437	$(11,471)	$279	$(11,192)	$(10,286)	$478
Accrued interest				—	(316)	—	(316)	—	—
Total – designated derivative liabilities	10			$350,437	$(11,787)	$279	$(11,508)	$(10,286)	$478

Dedesignated Derivatives

Certain of the Company’s interest rate swap contracts no longer qualify for hedge accounting and have been dedesignated. The accumulated other comprehensive loss of $2.3 million associated with these contracts is being amortized over the term of the interest rate swap contracts. During the year ended December 31, 2016, $0.8 million was recognized as interest expense.

As of December 31, 2016, the Company had the following dedesignated derivative instruments classified as derivative liabilities on the balance sheet (dollars in thousands):

Type	Quantity	Maturity Dates	Hedge Interest Rates	Swap Contract Notional Amount	Fair Value of Derivative Liability	Credit Risk Adjustment	Adjusted Fair Value of Derivative Liability	Loss Recognized into Earnings
Interest rate swap contracts	2	2/9/2018	1.82% - 1.83%	$295,509	$(1,542)	$16	$(1,526)	$(171)
Accrued interest				—	(247)	—	(247)	—
Total – dedesignated derivative liabilities	2			$295,509	$(1,789)	$16	$(1,773)	$(171)

Terminated Derivatives

The Company terminated four interest rate swap contracts and recognized $0.6 million of loss during the year ended December 31, 2016.

In 2015, the Company terminated 14 interest rate swap contracts and recognized a loss into earnings totaling $2.4 million. In addition, the Company recognized a net loss of $1.1 million on swap ineffectiveness.